Business Segment Information (Tables)	3 Months Ended
Mar. 31, 2012
Distribution of Net Revenue by Geographical Area
a)  The distribution of net revenue by geographical area was as follows:

	Three Months Ended
	March 31,	March 31,
	2012	2011
	(in thousands)
Ireland*	$28,995	$29,353
Rest of Europe	86,044	81,077
U.S.	107,747	92,564
Rest of the World	29,547	26,303

Total	$252,333	$229,297
* All sales shown for Ireland are export sales.

Distribution of Net Revenue by Business Segment
b)  The distribution of net revenue by business segment was as follows:

	Three Months Ended
	March 31,	March 31,
	2012	2011
	(in thousands)
Clinical research	$232,905	$212,844
Central laboratory	19,428	16,453

Total	$252,333	$229,297

Distribution of Income from Operations by Geographical Area
c)  The distribution of income from operations by geographical area was as follows:

	Three months ended
	March 31,	March 31,	March 31,
	2012	2012	2012
	Excluding Non- recurring charges, net	Non- recurring charges, net	Including Non- recurring charges, net
	(in thousands)
Ireland	$(6,296)	$-	$(6,296)
Rest of Europe	9,721	-	9,721
U.S.	6,557	-	6,557
Rest of the World	1,750	-	1,750

Total	$11,732	$-	$11,732

	Three months ended
	March 31,	March 31,	March 31,
	2011	2011	2011
	Excluding Non- recurring charges, net	Non- recurring charges, net	Including Non- recurring charges, net
	(in thousands)
Ireland	$2,589	(85)	$2,504
Rest of Europe	5,473	(1,803)	3,670
U.S.	6,291	(3,114)	3,177
Rest of the World	1,618	-	1,618

Total	$15,971	(5,002)	$10,969

Distribution of Income from Operations by Business Segment
d)  The distribution of income from operations by business segment was as follows:

	Three months ended
	March 31,	March 31,	March 31,
	2012	2012	2012
	Excluding Non- recurring charges, net	Non- recurring charges, net	Including Non- recurring charges, net
	(in thousands)
Clinical research	$10,099	$-	$10,099
Central laboratory	1,633	-	1,633

Total	$11,732	$-	$11,732

	Three months ended
	March 31,	March 31,	March 31,
	2011	2011	2011
	Excluding Non- recurring charges, net	Non- recurring charges, net	Including Non- recurring charges, net
	(in thousands)
Clinical research	$18,677	$(3,457)	$15,220
Central laboratory	(2,706)	(1,545)	(4,251)

Total	$15,971	$(5,002)	$10,969

Distribution of Property, Plant and Equipment, Net, by Geographical Area
e) The distribution of property, plant and equipment, net, by geographical area was as follows:

	March 31, 2012	December 31, 2011
	(in thousands)
Ireland	$112,418	$109,953
Rest of Europe	16,452	16,419
U.S.	32,322	33,086
Rest of the World	8,875	9,003

Total	$170,067	$168,461

Distribution of Property, Plant and Equipment, Net, by Business Segment
f) The distribution of property, plant and equipment, net, by business segment was as follows:

	March 31, 2012	December 31, 2011
	(in thousands)
Clinical research	$152,057	$150,169
Central laboratory	18,010	18,292
Total	$170,067	$168,461

Distribution of Depreciation and Amortization by Geographical Area
g) The distribution of depreciation and amortization by geographical area was as follows:

	Three Months Ended
	March 31,	March 31,
	2012	2011
	(in thousands)
Ireland	$4,495	$2,946
Rest of Europe	1,980	1,582
U.S.	3,402	3,343
Rest of the World	925	1,102

Total	$10,802	$8,973

Distribution of Depreciation and Amortization by Business Segment
h) The distribution of depreciation and amortization by business segment was as follows:

	Three Months Ended
	March 31,	March 31,
	2012	2011
	(in thousands)
Clinical research	$9,894	$7,735
Central laboratory	908	1,238

Total	$10,802	$8,973

Distribution of Total Assets by Geographical Area
i) The distribution of total assets by geographical area was as follows:

	March 31, 2012	December 31, 2011
	(in thousands)
Ireland	$408,757	$414,510
Rest of Europe	232,619	216,313
U.S.	436,508	363,527
Rest of the World	47,622	41,117

Total	$1,125,506	$1,035,467

Distribution of Total Assets by Business Segment
j) The distribution of total assets by business segment was as follows:

	March 31, 2012	December 31, 2011
	(in thousands)
Clinical research	$1,070,024	$980,283
Central laboratory	55,482	55,184

Total	$1,125,506	$1,035,467